Leases - Schedule of Changes in Right of Use Assets (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	₱ 18,303
Additions (Note 29)	7,314	₱ 9,335
Depreciation	(5,388)	(4,940)	₱ (4,393)
Balances at end of the year	20,081	18,303
Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	28,596	21,610
Additions (Note 29)	7,314	9,335
Asset retirement obligation	213	728
Currency translation	1
Disposals	(23)
Terminations	(1,762)	(1,363)
Modifications	53	(1,700)
Adjustments		(14)
Balances at end of the year	34,392	28,596	21,610
Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(10,293)	(5,720)
Additions (Note 29)		373
Currency translation	(1)
Disposals	23
Terminations	1,353
Depreciation	(5,388)	(4,940)
Modifications	(5)	(8)
Adjustments		2
Balances at end of the year	(14,311)	(10,293)	(5,720)
Sites
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	11,298
Balances at end of the year	14,427	11,298
Sites | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	17,854	14,412
Additions (Note 29)	5,967	3,538
Asset retirement obligation	211	556
Disposals	(1)
Terminations	(1,045)	(158)
Modifications	107	(294)
Adjustments		(3)
Reclassifications		(197)
Balances at end of the year	23,093	17,854	14,412
Sites | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(6,556)	(3,926)
Additions (Note 29)		113
Disposals	1
Terminations	889
Depreciation	(2,999)	(2,764)
Modifications	(1)	3
Adjustments		1
Reclassifications		17
Balances at end of the year	(8,666)	(6,556)	(3,926)
International Leased Circuits
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	2,942
Balances at end of the year	2,243	2,942
International Leased Circuits | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	4,288	4,341
Additions (Note 29)	226	2,600
Terminations	(290)	(1,181)
Modifications	33	(1,472)
Balances at end of the year	4,257	4,288	4,341
International Leased Circuits | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(1,346)	(834)
Additions (Note 29)		223
Terminations	148
Depreciation	(816)	(735)
Balances at end of the year	(2,014)	(1,346)	(834)
Poles
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	2,403
Balances at end of the year	2,002	2,403
Poles | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	3,370	726
Additions (Note 29)	47	2,576
Disposals	(16)
Modifications	230	79
Adjustments		(11)
Balances at end of the year	3,631	3,370	726
Poles | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(967)	(340)
Disposals	16
Depreciation	(678)	(620)
Modifications		(7)
Balances at end of the year	(1,629)	(967)	(340)
Domestic Leased Circuits
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	867
Balances at end of the year	766	867
Domestic Leased Circuits | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	1,294	1,214
Additions (Note 29)	890	39
Terminations	(143)
Modifications	(309)	41
Balances at end of the year	1,732	1,294	1,214
Domestic Leased Circuits | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(427)	(183)
Terminations	35
Depreciation	(574)	(244)
Balances at end of the year	(966)	(427)	(183)
Office buildings [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	788
Balances at end of the year	639	788
Office buildings [Member] | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	1,781	906
Additions (Note 29)	184	582
Asset retirement obligation	2	172
Currency translation	1
Disposals	(6)
Terminations	(284)	(24)
Modifications	(9)	(52)
Reclassifications		197
Balances at end of the year	1,669	1,781	906
Office buildings [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(993)	(436)
Additions (Note 29)		37
Currency translation	(1)
Disposals	6
Terminations	281
Depreciation	(319)	(574)
Modifications	(4)	(4)
Adjustments		1
Reclassifications		(17)
Balances at end of the year	(1,030)	(993)	(436)
Co Located Sites
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	5
Balances at end of the year	4	5
Co Located Sites | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	9	11
Modifications	1	(2)
Balances at end of the year	10	9	11
Co Located Sites | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(4)	(1)
Depreciation	(2)	(3)
Balances at end of the year	₱ (6)	₱ (4)	₱ (1)